NOTE 6 - SHORT TERM DEBT	28 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
NOTE 6 - SHORT TERM DEBT

NOTE 6 – SHORT TERM DEBT

On various dates in 2011, the Company issued notes totaling to $450,000 of which $100,000 was to a related party (member of the Board of Directors). The notes bear interest ranging from 8% to 18% and are due on demand. During the year ended December 31, 2011, the Company fully repaid $200,000 of the existing notes, including the note issued to the related party. As of December 31, 2011 and 2012, the outstanding balance on the above notes amounted to $250,000.

On various dates in 2012, the Company issued notes totaling to $1,072,750 of which $303,000 were to related parties (Company President and a member of the Board of Director). The notes bear interest ranging from 5% to 18%. Except for three notes totaling to $420,000 which have a term ranging from 1 to 3 months, the remaining notes are due on demand. During the year ended December 31, 2012, the Company fully repaid $570,000 of the existing notes, including a partial payment of $50,000 for a note issued to a related party. As of December 31, 2012, the outstanding balance on the above notes amounted to $502,750.

During the three months ended March 31, 2013, the Company president advanced to the Company an additional $61,000 to fund operations. The Company subsequently repaid $10,000 of the total amount that was advanced.

On February 25, 2013, the Company entered into a working capital revolving line of credit with a bank, with a credit limit of $500,000, for use in financing overseas sales of the Company’s products. The Company’s draws under the line are transaction specific and are guaranteed by the Export Import Bank, a U.S. government entity. Draw downs on the line are used to meet the working capital needs of the Company to purchase materials and fund the labor and overhead to manufacture specific products for export to specific customers. The line accrues interest at a fixed rate of 6.6% and expires in March 2014. At March 31, 2013, the outstanding balance on the line was $90,000.

A summary of debt activity during the periods presented is set forth below:

	Third parties	Related parties
Proceeds from short term notes	$350,000	$100,000
Repayments of short term notes	-100,000	-100,000
Balance at December 31, 2011	$250,000	$ -
Proceeds from short term notes	769,750	303,000
Repayments of short term notes	-520,000	-50,000
Balance at December 31, 2012	$499,750	$ 253,000
Draw downs from line of credit	90,000	-
Proceeds from short term notes	—	61,000
Repayments of short term notes	—	-10,000
Balance at March 31, 2013	$589,750	$304,000